GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions			6 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016	Dec. 31, 2018 USD ($) cash_generating_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit						61
Impairment charge related for property, plant and equipment	$ 156		$ 160			$ 960		$ 205
Property, plant and equipment and biological assets			36,971			35,638	$ 36,971
Ilva remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						$ 872
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							$ 206
Long Carbon facilities | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment				$ 46
Long Steel Products | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			33	$ 46
Discount rate				17.12%	16.63%	15.24%	15.22%
Property, plant and equipment and biological assets				$ 325		$ 306
Vanderbijlpark Facility | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment	$ 125		86
Discount rate						15.23%	14.97%	14.71%
Property, plant and equipment and biological assets			$ 330			$ 296	$ 330
ArcelorMittal Zaragoza | Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment		$ 49
Votorantim remedies | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						68
Property, plant and equipment and biological assets						$ 48